Convertible Preferred Stock - Dividends (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Series A-1 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	$ 0.09792	$ 0.09792
Series A-2 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.03096	0.03096
Series A-3 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.0344	0.0344
Series A-4 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.03168	0.03168
Series A-5 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.0352	0.0352
Series A-6 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.04	0.04
Series B preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.024	0.024
Series B-1 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.028	0.028
Series B-2 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.028	0.028
Series B-3 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	$ 0.0004	$ 0.004